UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05769

Invesco High Income Trust II

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800

Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris

1555 Peachtree Street, N.E., Suite 1800

Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 8/31/21

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not Applicable.

Semiannual Report to Shareholders	August 31, 2021
Invesco High Income Trust II
NYSE: VLT

2	Managed Distribution Plan Disclosure
3	Trust Performance
3	Share Repurchase Program Notice
4	Dividend Reinvestment Plan
5	Schedule of Investments
12	Financial Statements
16	Financial Highlights
17	Notes to Financial Statements
23	Approval of Investment Advisory and Sub-Advisory Contracts
25	Distribution Notice
27	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Managed Distribution Plan Disclosure

The Board of Trustees (the “Board”) of Invesco High Income Trust II (the “Trust”) approved a Managed Distribution Plan (the “Plan”) whereby the Trust increased its monthly dividend to common shareholders to a stated fixed monthly distribution amount based on a distribution rate of 8.5 percent of the closing market price per share as of August 1, 2018, the effective date of the Plan.

The Plan is intended to provide shareholders with a consistent, but not guaranteed, periodic cash payment from the Trust, regardless of when or whether income is earned or capital gains are realized. If sufficient investment income is not available for a monthly distribution, the Trust will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution level under the Plan. A return of capital may occur, for example, when some or all of the money that shareholders invested in the Trust is paid back to them. A return of capital distribution does not necessarily reflect the Trust’s investment performance and should not be confused with “yield” or “income.” No conclusions should be drawn about the Trust’s investment performance from the amount of the Trust’s distributions or from the terms of the Plan. The Plan will be subject to periodic review by the Board, and the Board may amend the terms of the Plan or terminate the Plan at any time without prior notice to the Trust’s shareholders. The amendment or termination of the Plan could have an adverse effect on the market price of the Trust’s common shares.

The Trust will provide its shareholders of record on each distribution record date with a

Section 19 Notice disclosing the sources of its dividend payment when a distribution includes anything other than net investment income. The amounts and sources of distributions reported in Section 19 Notices are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Trust’s investment experience during its full fiscal year and may be subject to changes based on tax regulations. The Trust will send shareholders a Form 1099-DIV for the calendar year that will tell them how to report these distributions for federal income tax purposes. Please refer to “Distributions” under Note 1 of the Notes to Financial Statements for information regarding the tax character of the Trust’s distributions.

2	Invesco High Income Trust II

Trust Performance

Performance summary
Cumulative total returns, 2/28/21 to 8/31/21

Trust at NAV	3.91%
Trust at Market Value	15.94
Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index ▼	3.82
Market Price Premium to NAV as of 8/31/21	0.94

Source(s): ▼RIMES Technologies Corp.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

    Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

    The Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index considered representative of the US high-yield, fixed-rate corporate bond market. Index weights for each issuer are capped at 2%.

    The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2021, the Board of Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

Portfolio Management Update

The following individuals are jointly and pri-marily responsible for the day-to-day management of Invesco High Income Trust II’s portfolio:

∎	Niklas Nordenfelt
∎	Rahim Shad
∎	Philip Susser

3	Invesco High Income Trust II

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

◾	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

◾	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

◾	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

◾	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computer-share Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/ closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.

If you opt to continue to hold your non- certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book- Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.

If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.

You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

4	Invesco High Income Trust II

Schedule of Investments(a)

August 31, 2021

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–117.67%(b)
Advertising–0.64%
Lamar Media Corp., 3.63%, 01/15/2031(c)	$624,000	$623,342

Aerospace & Defense–1.40%
Bombardier, Inc. (Canada), 6.00%, 10/15/2022(c)	247,000	247,605
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	801,000	845,055
TransDigm, Inc., 6.25%, 03/15/2026(c)	256,000	269,120
		1,361,780

Airlines–3.32%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(c)	1,554,000	1,639,858
5.75%, 04/20/2029(c)	271,000	293,011
Delta Air Lines, Inc., 7.00%, 05/01/2025(c)	536,000	627,318
United Airlines, Inc., 4.38%, 04/15/2026(c)	640,000	665,203
		3,225,390

Alternative Carriers–1.58%
Level 3 Financing, Inc., 3.75%, 07/15/2029(c)	954,000	931,342
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	547,000	607,939
		1,539,281

Apparel Retail–0.69%
Bath & Body Works, Inc., 6.88%, 11/01/2035	420,000	539,700
6.75%, 07/01/2036	104,000	132,649
		672,349

Auto Parts & Equipment–1.92%
Clarios Global L.P., 6.75%, 05/15/2025(c)	149,000	157,940
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(c)	412,000	440,325
Dana, Inc., 5.38%, 11/15/2027	357,000	377,081
5.63%, 06/15/2028	238,000	256,128
NESCO Holdings II, Inc., 5.50%, 04/15/2029(c)	612,000	635,593
		1,867,067

Automobile Manufacturers–5.61%
Allison Transmission, Inc., 4.75%, 10/01/2027(c)	306,000	321,149
3.75%, 01/30/2031(c)	924,000	924,134
Ford Motor Co., 9.00%, 04/22/2025	212,000	259,265
9.63%, 04/22/2030	114,000	162,619
4.75%, 01/15/2043	327,000	353,168

	Principal Amount	Value

Automobile Manufacturers–(continued)
Ford Motor Credit Co. LLC, 5.13%, 06/16/2025	$204,000	$224,145
3.38%, 11/13/2025	250,000	259,062
4.39%, 01/08/2026	299,000	321,051
5.11%, 05/03/2029	855,000	967,300
4.00%, 11/13/2030	904,000	954,882
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(c)	674,000	711,912
		5,458,687

Automotive Retail–2.34%
Group 1 Automotive, Inc., 4.00%, 08/15/2028(c)	930,000	947,731
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(c)	653,000	671,780
Lithia Motors, Inc., 3.88%, 06/01/2029(c)	624,000	655,075
		2,274,586

Broadcasting–0.65%
Gray Television, Inc., 7.00%, 05/15/2027(c)	589,000	632,468

Building Products–0.32%
Standard Industries, Inc., 5.00%, 02/15/2027(c)	304,000	314,640

Cable & Satellite–7.08%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/2028(c)	1,240,000	1,300,574
4.50%, 08/15/2030(c)	1,807,000	1,890,447
4.25%, 01/15/2034(c)	292,000	295,089
CSC Holdings LLC, 6.50%, 02/01/2029(c)	687,000	759,135
5.75%, 01/15/2030(c)	225,000	238,055
4.50%, 11/15/2031(c)	314,000	316,427
DISH DBS Corp., 7.38%, 07/01/2028	350,000	377,082
DISH Network Corp., Conv., 3.38%, 08/15/2026	511,000	534,304
Sirius XM Radio, Inc., 3.13%, 09/01/2026(c)	440,000	448,888
4.00%, 07/15/2028(c)	496,000	507,334
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(c)	200,000	214,500
		6,881,835

Casinos & Gaming–4.73%
Codere Finance 2 (Luxembourg) S.A. (Spain), 7.13% PIK Rate, 4.50% Cash Rate, 11/01/2023(c)(d)	248,550	177,713
Everi Holdings, Inc., 5.00%, 07/15/2029(c)	626,000	641,494
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(c)	637,000	642,574
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(c)	1,185,000	1,244,688

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco High Income Trust II

	Principal Amount	Value

Casinos & Gaming–(continued)
Scientific Games International, Inc., 8.63%, 07/01/2025(c)	$238,000	$257,239
8.25%, 03/15/2026(c)	342,000	364,188
Station Casinos LLC, 4.50%, 02/15/2028(c)	632,000	642,270
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(c)	604,000	629,030
		4,599,196

Construction & Engineering–1.62%
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(c)	632,000	653,330
New Enterprise Stone & Lime Co., Inc., 6.25%, 03/15/2026(c)	388,000	399,155
9.75%, 07/15/2028(c)	471,000	522,732
		1,575,217

Consumer Finance–4.72%
Navient Corp., 7.25%, 09/25/2023	685,000	753,416
5.00%, 03/15/2027	195,000	205,038
5.63%, 08/01/2033	1,026,000	995,317
OneMain Finance Corp., 3.88%, 09/15/2028	337,000	338,794
5.38%, 11/15/2029	1,368,000	1,496,435
4.00%, 09/15/2030	795,000	797,759
		4,586,759

Copper–1.30%
First Quantum Minerals Ltd. (Zambia), 7.50%, 04/01/2025(c)	895,000	928,563
6.88%, 03/01/2026(c)	325,000	340,023
		1,268,586

Data Processing & Outsourced Services–0.68%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(c)	642,000	663,006

Department Stores–0.45%
Macy’s Retail Holdings LLC, 5.88%, 04/01/2029(c)	98,000	107,197
4.50%, 12/15/2034	333,000	326,340
		433,537

Diversified Banks–1.71%
Credit Agricole S.A. (France), 8.13%(c)(e)(f)	688,000	838,930
Natwest Group PLC (United Kingdom), 6.00%(e)(f)	730,000	819,170
		1,658,100

Diversified Capital Markets–0.60%
Credit Suisse Group AG (Switzerland), 7.50%(c)(e)(f)	540,000	583,470

Diversified Chemicals–0.64%
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.13%, 04/01/2029(c)	617,000	623,818

Diversified REITs–1.30%
DigitalBridge Group, Inc., Conv., 5.00%, 04/15/2023	310,000	319,204

	Principal Amount	Value

Diversified REITs–(continued)
iStar, Inc., 4.75%, 10/01/2024	$703,000	$746,973
5.50%, 02/15/2026	191,000	200,311
		1,266,488

Electric Utilities–2.14%
Talen Energy Supply LLC, 7.63%, 06/01/2028(c)	915,000	792,957
Vistra Operations Co. LLC, 5.63%, 02/15/2027(c)	220,000	229,363
5.00%, 07/31/2027(c)	397,000	412,424
4.38%, 05/01/2029(c)	640,000	650,400
		2,085,144

Electrical Components & Equipment–0.92%
EnerSys, 4.38%, 12/15/2027(c)	294,000	309,431
Sensata Technologies B.V., 4.88%, 10/15/2023(c)	549,000	588,176
		897,607

Environmental & Facilities Services–1.60%
Waste Pro USA, Inc., 5.50%, 02/15/2026(c)	1,524,000	1,555,105

Fertilizers & Agricultural Chemicals–0.99%
OCI N.V. (Netherlands), 5.25%, 11/01/2024(c)	307,000	316,978
4.63%, 10/15/2025(c)	613,000	642,577
		959,555

Food Distributors–1.29%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028(c)	622,000	643,242
United Natural Foods, Inc., 6.75%, 10/15/2028(c)	569,000	615,231
		1,258,473

Food Retail–2.28%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(c)	577,000	634,700
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(c)	594,000	624,452
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(c)	938,000	955,728
		2,214,880

Health Care Facilities–1.64%
Encompass Health Corp., 4.50%, 02/01/2028	612,000	641,835
HCA, Inc., 5.88%, 02/01/2029	259,000	314,383
3.50%, 09/01/2030	592,000	636,190
		1,592,408

Health Care REITs–1.43%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(c)	642,000	660,544
Diversified Healthcare Trust, 9.75%, 06/15/2025	23,000	25,329
4.38%, 03/01/2031	720,000	707,418
		1,393,291

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco High Income Trust II

	Principal Amount	Value

Health Care Services–5.87%
Akumin, Inc., 7.00%, 11/01/2025(c)	$1,452,000	$1,372,793
Community Health Systems, Inc., 8.00%, 03/15/2026(c)	584,000	625,873
6.13%, 04/01/2030(c)	636,000	641,962
DaVita, Inc., 4.63%, 06/01/2030(c)	555,000	580,758
3.75%, 02/15/2031(c)	710,000	702,545
Global Medical Response, Inc., 6.50%, 10/01/2025(c)	241,000	248,833
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(c)	863,000	898,366
MEDNAX, Inc., 6.25%, 01/15/2027(c)	608,000	641,440
		5,712,570

Homebuilding–2.21%
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(c)	1,082,000	1,200,533
Taylor Morrison Communities, Inc., 6.63%, 07/15/2027(c)	887,000	946,873
		2,147,406

Hotels, Resorts & Cruise Lines–0.70%
Carnival Corp., 10.50%, 02/01/2026(c)	587,000	677,997

Household Products–1.62%
Energizer Holdings, Inc., 4.38%, 03/31/2029(c)	633,000	635,608
Prestige Brands, Inc., 3.75%, 04/01/2031(c)	954,000	943,301
		1,578,909

Independent Power Producers & Energy Traders–2.01%
Calpine Corp., 3.75%, 03/01/2031(c)	648,000	636,388
Clearway Energy Operating LLC, 4.75%, 03/15/2028(c)	721,000	764,224
3.75%, 02/15/2031(c)	544,000	553,514
		1,954,126

Industrial Machinery–1.84%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(c)	220,000	217,239
EnPro Industries, Inc., 5.75%, 10/15/2026	888,000	933,736
Mueller Water Products, Inc., 4.00%, 06/15/2029(c)	615,000	641,027
		1,792,002

Integrated Oil & Gas–1.81%
Occidental Petroleum Corp., 8.50%, 07/15/2027	254,000	320,816
6.13%, 01/01/2031	451,000	545,978
6.20%, 03/15/2040	336,000	401,182
4.10%, 02/15/2047	499,000	488,579
		1,756,555

Integrated Telecommunication Services–1.14%
Altice France S.A. (France), 7.38%, 05/01/2026(c)	764,000	793,964
8.13%, 02/01/2027(c)	288,000	313,200
		1,107,164

	Principal Amount	Value

Interactive Media & Services–2.02%
Audacy Capital Corp., 6.75%, 03/31/2029(c)	$924,000	$933,720
Scripps Escrow II, Inc., 3.88%, 01/15/2029(c)	720,000	724,702
5.38%, 01/15/2031(c)	309,000	306,240
		1,964,662

Internet & Direct Marketing Retail–1.08%
QVC, Inc., 4.38%, 09/01/2028	300,000	307,808
5.45%, 08/15/2034	697,000	745,790
		1,053,598

Investment Banking & Brokerage–0.99%
NFP Corp., 4.88%, 08/15/2028(c)	244,000	248,575
6.88%, 08/15/2028(c)	692,000	711,030
		959,605

IT Consulting & Other Services–0.98%
Gartner, Inc., 4.50%, 07/01/2028(c)	604,000	640,240
3.63%, 06/15/2029(c)	306,000	315,425
		955,665

Managed Health Care–1.31%
Centene Corp., 4.63%, 12/15/2029	280,000	307,479
3.00%, 10/15/2030	935,000	970,268
		1,277,747

Metal & Glass Containers–1.63%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(c)	945,000	953,269
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(c)	599,000	627,452
		1,580,721

Movies & Entertainment–1.81%
Cinemark USA, Inc., 5.88%, 03/15/2026(c)	641,000	638,596
Netflix, Inc., 5.88%, 11/15/2028	441,000	547,407
5.38%, 11/15/2029(c)	470,000	578,647
		1,764,650

Oil & Gas Drilling–4.11%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(c)	637,000	676,016
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(c)	794,000	806,903
Precision Drilling Corp. (Canada), 6.88%, 01/15/2029(c)	478,000	481,542
Rockies Express Pipeline LLC, 4.80%, 05/15/2030(c)	605,000	626,453
6.88%, 04/15/2040(c)	479,000	528,742

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco High Income Trust II

	Principal Amount	Value

Oil & Gas Drilling–(continued)
Valaris Ltd., 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(c)(d)	$226,000	$234,745
Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(d)	616,000	639,836
		3,994,237

Oil & Gas Equipment & Services–1.49%
Bristow Group, Inc., 6.88%, 03/01/2028(c)	696,000	731,423
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	686,000	719,387
		1,450,810

Oil & Gas Exploration & Production–8.92%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(c)	1,732,000	1,881,463
Callon Petroleum Co., 8.00%, 08/01/2028(c)	1,007,000	970,763
EQT Corp., 3.13%, 05/15/2026(c)	259,000	266,446
3.63%, 05/15/2031(c)	385,000	407,555
Genesis Energy L.P./Genesis Energy Finance Corp., 6.25%, 05/15/2026	816,000	786,420
8.00%, 01/15/2027	423,000	420,581
7.75%, 02/01/2028	308,000	302,333
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 11/01/2028(c)	368,000	380,880
5.75%, 02/01/2029(c)	241,000	244,916
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(c)	1,169,000	1,215,824
SM Energy Co., 5.00%, 01/15/2024	559,000	556,904
6.75%, 09/15/2026	1,145,000	1,152,168
6.63%, 01/15/2027	90,000	90,563
		8,676,816

Oil & Gas Storage & Transportation–1.68%
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	474,000	397,709
Oasis Midstream Partners L.P./OMP Finance Corp., 8.00%, 04/01/2029(c)	1,196,000	1,239,421
		1,637,130

Packaged Foods & Meats–2.71%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/2029(c)	826,000	936,478
Kraft Heinz Foods Co. (The), 4.25%, 03/01/2031	615,000	710,589
6.88%, 01/26/2039	373,000	558,113
Post Holdings, Inc., 5.63%, 01/15/2028(c)	409,000	430,984
		2,636,164

Paper Products–1.33%
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(c)	601,000	630,299

	Principal Amount	Value

Paper Products–(continued)
Sylvamo Corp., 7.00%, 09/01/2029(c)	$635,000	$658,263
		1,288,562

Pharmaceuticals–3.11%
AdaptHealth LLC, 6.13%, 08/01/2028(c)	299,000	318,809
5.13%, 03/01/2030(c)	328,000	332,712
Bausch Health Americas, Inc., 9.25%, 04/01/2026(c)	372,000	401,295
Bausch Health Cos., Inc., 9.00%, 12/15/2025(c)	616,000	656,040
5.75%, 08/15/2027(c)	774,000	813,706
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 9.50%, 07/31/2027(c)	99,000	97,403
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(c)	398,000	403,472
		3,023,437

Research & Consulting Services–0.64%
Dun & Bradstreet Corp. (The), 6.88%, 08/15/2026(c)	438,000	462,090
10.25%, 02/15/2027(c)	145,000	157,507
		619,597

Retail REITs–0.69%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(c)	634,000	672,040

Security & Alarm Services–0.88%
Brink’s Co. (The), 5.50%, 07/15/2025(c)	70,000	73,633
4.63%, 10/15/2027(c)	745,000	783,427
		857,060

Specialized Consumer Services–1.72%
Carriage Services, Inc., 4.25%, 05/15/2029(c)	694,000	695,950
Terminix Co. LLC (The), 7.45%, 08/15/2027	814,000	975,054
		1,671,004

Specialized REITs–0.99%
SBA Communications Corp., 3.88%, 02/15/2027	925,000	962,490

Specialty Chemicals–1.30%
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(c)	1,192,000	1,259,050

Steel–0.67%
SunCoke Energy, Inc., 4.88%, 06/30/2029(c)	639,000	648,016

Systems Software–1.97%
Camelot Finance S.A., 4.50%, 11/01/2026(c)	1,829,000	1,910,939

Technology Hardware, Storage & Peripherals–0.43%
Western Digital Corp., 4.75%, 02/15/2026	371,000	415,305

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco High Income Trust II

	Principal Amount	Value

Textiles–0.47%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 7.50%, 05/01/2025(c)	$491,000	$457,244

Thrifts & Mortgage Finance–0.82%
NMI Holdings, Inc., 7.38%, 06/01/2025(c)	705,000	798,413

Trading Companies & Distributors–0.48%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(c)(e)	430,000	466,911

Wireless Telecommunication Services–0.65%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(e)	623,000	633,009
Total U.S. Dollar Denominated Bonds & Notes (Cost $111,754,094)		114,427,676

Variable Rate Senior Loan Interests–10.18%(g)(h)
Health Care Equipment–0.72%
Radiology Partners, Inc., First Lien Term Loan B, 4.35% (1 mo. USD LIBOR + 4.25%), 07/09/2025	700,000	696,752

Health Care Services–1.44%
Global Medical Response, Inc., Term Loan, 5.75% (3 mo. USD LIBOR + 4.75%), 10/02/2025	697,495	701,345
Surgery Center Holdings, Inc., Term Loan, 4.50% (1 mo. USD LIBOR + 3.75%), 09/03/2026	697,441	698,640
		1,399,985

Health Care Supplies–1.63%
Medline Industries, Inc.,
Term Loan,
-%, 08/04/2022(i)	635,000	635,000
-%, 08/04/2022(i)	953,000	953,000
		1,588,000

Hotels, Resorts & Cruise Lines–0.65%
Four Seasons Hotels Ltd. (Canada), First Lien Term Loan, 2.08% (3 mo. USD LIBOR + 2.00%), 11/30/2023	631,693	628,089

Metal & Glass Containers–0.71%
Flex Acquisition Co., Inc., Incremental Term Loan B, 3.15% (3 mo. USD LIBOR + 3.00%), 06/29/2025	699,429	691,606

Paper Packaging–0.72%
Graham Packaging Co., Inc., Term Loan, 3.75% (1 mo. USD LIBOR + 3.00%), 08/04/2027	703,237	701,131

Paper Products–1.33%
Schweitzer-Mauduit International, Inc. (SWM International), Term Loan B, 4.50% (1 mo. USD LIBOR + 3.75%), 02/23/2028	1,296,667	1,296,667

	Principal Amount		Value

Pharmaceuticals–0.63%
Endo LLC, Term Loan, 5.75% (3 mo. USD LIBOR + 5.00%), 03/10/2028		$633,412	$617,004

Restaurants–1.32%
IRB Holding Corp., First Lien Term Loan B, 4.25%(3 mo. USD LIBOR + 3.25%), 12/01/2027		1,282,055	1,283,388

Specialty Stores–1.03%
PetSmart, Inc., Term Loan, 4.50%(3 mo. USD LIBOR + 3.75%), 02/11/2028		997,333	1,000,136
Total Variable Rate Senior Loan Interests (Cost $9,902,644)			9,902,758

Non-U.S. Dollar Denominated Bonds & Notes–1.77%(j)
Building Products–0.73%
Maxeda DIY Holding B.V. (Netherlands), 5.88%, 10/01/2026(c)	EUR	579,000	707,459

Casinos & Gaming–0.17%
Codere Finance 2 (Luxembourg) S.A. (Spain), 10.75%, 09/30/2023(c)	EUR	135,000	168,692

Food Retail–0.75%
Iceland Bondco PLC (United Kingdom), 4.63%, 03/15/2025(c)	GBP	542,000	728,493

Textiles–0.12%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 5.38%, 05/01/2023(c)	EUR	100,000	112,977
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,682,987)			1,717,621

	Shares
Common Stocks & Other Equity Interests–0.11%
Oil & Gas Drilling–0.11%
Valaris Ltd. (Cost $65,313)(k)		3,515	104,361

Money Market Funds–2.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(l)(m)		691,179	691,179
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(l)(m)		543,084	543,302
Invesco Treasury Portfolio, Institutional Class, 0.01%(l)(m)		789,919	789,919
Total Money Market Funds (Cost $2,024,400)			2,024,400
TOTAL INVESTMENTS IN SECURITIES–131.81% (Cost $125,429,438)			128,176,816
BORROWINGS–(31.42)%			(30,550,000)
OTHER ASSETS LESS LIABILITIES–(0.39)%			(385,644)
NET ASSETS–100.00%			$97,241,172

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco High Income Trust II

Investment Abbreviations:

Conv.	– Convertible
EUR	– Euro
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2021 was $84,760,451, which represented 87.17% of the Trust’s Net Assets.

(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(h)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(i)	This variable rate interest will settle after August 31, 2021, at which time the interest rate will be determined.
(j)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(k)	Non-income producing security.
(l)

Affiliated issuer. The issuer and/or the Trust is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2021.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value
	February 28, 2021	at Cost	from Sales	Appreciation	Gain	August 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$1,383,651	$11,547,900	$ (12,240,372)	$-	$-	$ 691,179	$187

Invesco Liquid Assets Portfolio, Institutional Class	988,322	8,248,500	(8,693,520)	-	-	543,302	60

Invesco Treasury Portfolio, Institutional Class	1,581,315	13,197,600	(13,988,996)	-	-	789,919	77

Total	$3,953,288	$32,994,000	$(34,922,888)	$-	$-	$2,024,400	$324

(m)	The rate shown is the 7-day SEC standardized yield as of August 31, 2021.

Open Forward Foreign Currency Contracts

Settlement		Contract to		Unrealized Appreciation
Date	Counterpartly	Deliver	Receive	(Depreciation)
Currency Risk

11/17/2021	Goldman Sachs International	GBP 502,000	USD 695,596	$ 5,329

Currency Risk

11/17/2021	Canadian Imperial Bank of Commerce	EUR 1,500,000	USD 1,761,437	(12,307)

Total Forward Foreign Currency Contracts				$(6,978)

Abbreviations:

EUR – Euro
GBP – British Pound Sterling
USD – U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco High Income Trust II

Portfolio Composition†*

By credit quality, based on total investments

as of August 31, 2021

BBB	1.16%

BB	35.86

B	49.99

CCC	11.10

CC	0.15

D	0.14

Non-Rated	1.52

Equity	0.08

†

Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.

*	Excluding money market fund holdings, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco High Income Trust II

Statement of Assets and Liabilities

August 31, 2021

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $123,405,038)	$126,152,416
Investments in affiliated money market funds, at value (Cost $2,024,400)	2,024,400
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	5,329
Cash	313,621
Foreign currencies, at value (Cost $836,476)	843,341
Receivable for:
Investments sold	704,396
Dividends	29
Interest	1,737,969
Investment for trustee deferred compensation and retirement plans	26,282
Total assets	131,807,783

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	12,307
Payable for:
Borrowings	30,550,000

Investments purchased	3,842,458

Dividends	24,887

Accrued fees to affiliates	18,269

Accrued interest expense	14,619

Accrued trustees’ and officers’ fees and benefits	977

Accrued other operating expenses	75,709

Trustee deferred compensation and retirement plans	27,385

Total liabilities	34,566,611

Net assets applicable to common shares	$97,241,172

Net assets applicable to common shares consist of:
Shares of beneficial interest – common shares	$112,376,752

Distributable earnings (loss)	(15,135,580)

$97,241,172

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	6,496,375

Net asset value per common share	$14.97

Market value per common share	$15.11

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco High Income Trust II

Statement of Operations

For the six months ended August 31, 2021

(Unaudited)

Investment income:
Interest	$3,171,262

Dividends from affiliated money market funds	324

Total investment income	3,171,586

Expenses:
Advisory fees	450,546

Administrative services fees	7,113

Custodian fees	1,868

Interest, facilities and maintenance fees	207,625

Transfer agent fees	12,603

Trustees’ and officers’ fees and benefits	10,019

Registration and filing fees	11,244

Reports to shareholders	8,656

Professional services fees	42,802

Other	1,146

Total expenses	753,622

Less: Fees waived	(539)

Net expenses	753,083

Net investment income	2,418,503

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	1,478,181

Foreign currencies	(26,774)

Forward foreign currency contracts	65,624

1,517,031

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(297,960)

Foreign currencies	5,731

Forward foreign currency contracts	(9,117)

(301,346)

Net realized and unrealized gain	1,215,685

Net increase in net assets resulting from operations applicable to common shares	$3,634,188

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco High Income Trust II

Statement of Changes in Net Assets

For the six months ended August 31, 2021 and the year ended February 28, 2021

(Unaudited)

	August 31, 2021	February 28, 2021

Operations:
Net investment income	$2,418,503	$6,046,999

Net realized gain (loss)	1,517,031	(6,617,075)

Change in net unrealized appreciation (depreciation)	(301,346)	8,445,419

Net increase in net assets resulting from operations applicable to common shares	3,634,188	7,875,343

Distributions to common shareholders from distributable earnings	(3,756,717)	(6,456,812)

Return of capital applicable to common shares	–	(1,056,307)

Total distributions	(3,756,717)	(7,513,119)

Net increase (decrease) in common shares of beneficial interest	(5,209)	–

Net increase (decrease) in net assets applicable to common shares	(127,738)	362,224

Net assets applicable to common shares:
Beginning of period	97,368,910	97,006,686

End of period	$97,241,172	$97,368,910

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco High Income Trust II

Statement of Cash Flows

For the six months ended August 31, 2021

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$3,634,188

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(66,368,187)

Proceeds from sales of investments	68,674,290

Purchases of short-term investments, net	(1,588,279)

Amortization of premium on investment securities	376,813

Accretion of discount on investment securities	(70,167)

Net realized gain from investment securities	(1,478,181)

Net change in unrealized depreciation on investment securities	297,960

Net change in unrealized depreciation of forward foreign currency contracts	9,117

Change in operating assets and liabilities:

Decrease in receivables and other assets	172,118

Decrease in accrued expenses and other payables	(48,821)

Net cash provided by operating activities	3,610,851

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from distributable earnings	(3,729,784)

Decrease in payable for amount due custodian	(664,724)

Disbursements from shares of beneficial interest reacquired	(29,695)

Net cash provided by (used in) financing activities	(4,424,203)

Net decrease in cash and cash equivalents	(813,352)

Cash and cash equivalents at beginning of period	3,994,714

Cash and cash equivalents at end of period	$3,181,362

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$24,486

Supplemental disclosure of cash flow information:

Cash paid during the period for interest, facilities and maintenance fees	$216,767

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco High Income Trust II

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six Months Ended August 31,		Year Ended February 28,	Year Ended February 29,	Years Ended February 28,
	2021		2021	2020	2019	2018	2017

Net asset value per common share, beginning of period	$ 14.99		$ 14.94	$ 15.46	$ 15.95	$ 16.36	$ 14.37

Net investment income(a)	0.37		0.93	0.92	0.92	0.93	1.08

Net gains (losses) on securities (both realized and unrealized)	0.19		0.28	(0.28)	(0.33)	(0.33)	2.04

Total from investment operations	0.56		1.21	0.64	0.59	0.60	3.12

Less:
Dividends paid to common shareholders from net investment income	(0.58)		(1.00)	(1.03)	(1.03)	(1.01)	(1.07)

Return of capital	–		(0.16)	(0.13)	(0.05)	–	(0.06)

Total distributions	(0.58)		(1.16)	(1.16)	(1.08)	(1.01)	(1.13)

Net asset value per common share, end of period	$ 14.97		$ 14.99	$ 14.94	$ 15.46	$ 15.95	$ 16.36

Market value per common share, end of period	$ 15.11		$ 13.56	$ 13.53	$ 14.26	$ 14.04	$ 14.66

Total return at net asset value(b)	3.91%		10.16%	4.72%	4.92%	4.42%	23.29%

Total return at market value(c)	15.94%		10.04%	2.81%	9.94%	2.57%	25.90%

Net assets applicable to common shares, end of period (000’s omitted)	$97,241		$97,369	$97,007	$125,500	$129,516	$132,783

Portfolio turnover rate(d)	53%		101%	41%	38%	38%	91%

Ratios/supplemental data based on average net assets:
Ratio of expenses:

With fee waivers and/or expense reimbursements	1.55	%(e)	1.63%	2.41%	2.37%	1.95%	1.71%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.12	%(e)	1.20%	1.24%	1.23%	1.15%	1.14%

Without fee waivers and/or expense reimbursements	1.55	%(e)	1.63%	2.42%	2.37%	1.95%	1.72%

Ratio of net investment income to average net assets	4.93	%(e)	6.68%	5.93%	5.97%	5.73%	6.85	%(f)

Senior securities:
Asset coverage per $1,000 unit of senior indebtedness(g)	$ 4,183		$ 4,187	$ 3,280	$ 3,639	$ 3,724	$ 3,792

Total borrowings (000’s omitted)	$30,550		$30,550	$42,550	$ 47,550	$47,550	$47,550

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)

Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)	Amount includes the effect of insurance settlement proceeds received related to ARPS previously issued by the Trust. The ratio of net investment income excluding these payments would have been 6.66%.
(g)

Calculated by subtracting the Trust’s total liabilities (not including the Borrowings) from the Trust’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco High Income Trust II

Notes to Financial Statements

August 31, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco High Income Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

    The Trust’s investment objective is to provide its common shareholders high current income, while seeking to preserve shareholders’ capital, through investment in a professionally managed, diversified portfolio of high-income producing fixed-income securities.

    The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Trust may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per

17	Invesco High Income Trust II

share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – The Trust has adopted a Managed Distribution Plan (the “Plan”) whereby the Trust will pay a monthly dividend to common shareholders at a stated fixed monthly distribution amount based on a distribution rate of 8.5% of the market price per share on August 1, 2018. The Plan is intended to provide shareholders with a consistent, but not guaranteed, periodic cash payment from the Trust, regardless of when or whether income is earned or capital gains are realized. If sufficient income is not available for a monthly distribution, the Trust will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution level under the Plan. Distributions from net investment income are declared and paid monthly, and recorded on the ex-dividend date. The Plan may be amended or terminated at any time by the Board.

E.

Federal Income Taxes – The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining the credit agreement.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Trust may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Trust may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Trust invests and are shown in the Statement of Operations.

L.

Forward Foreign Currency Contracts – The Trust may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Trust may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Trust will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with

18	Invesco High Income Trust II

forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.

Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Trust’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Trust. As a result, the Trust may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk that an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

N.

LIBOR Risk – The Trust may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Trust or the instruments in which the Trust invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Trust.

O.

Leverage Risk – The Trust utilizes leverage to seek to enhance the yield of the Trust by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.

P.

Other Risks – The Trust invests in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Trust’s transaction costs.

Q.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Trust’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.70% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    The Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Trust in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Trust of uninvested cash in such affiliated money market funds.

    For the six months ended August 31, 2021, the Adviser waived advisory fees of $539.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2021, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.

    Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

19	Invesco High Income Trust II

    The following is a summary of the tiered valuation input levels, as of August 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$–	$114,427,676	$0	$114,427,676
Variable Rate Senior Loan Interests	–	9,902,758	–	9,902,758
Non-U.S. Dollar Denominated Bonds & Notes	–	1,717,621	–	1,717,621
Common Stocks & Other Equity Interests	104,361	–	–	104,361
Money Market Funds	2,024,400	–	–	2,024,400
Total Investments in Securities	2,128,761	126,048,055	0	128,176,816

Other Investments - Assets*
Forward Foreign Currency Contracts	–	5,329	–	5,329

Other Investments - Liabilities*
Forward Foreign Currency Contracts	–	(12,307)	–	(12,307)
Total Other Investments	–	(6,978)	–	(6,978)
Total Investments	$2,128,761	$126,041,077	$0	$128,169,838

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Trust may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a trust may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Trust does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Trust’s derivative investments, detailed by primary risk exposure, held as of August 31, 2021:

Value
Derivative Assets	Currency Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$5,329

Derivatives not subject to master netting agreements	–

Total Derivative Assets subject to master netting agreements	$5,329

Value
Derivative Liabilities	Currency Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(12,307)

Derivatives not subject to master netting agreements	–

Total Derivative Liabilities subject to master netting agreements	$(12,307)

Offsetting Assets and Liabilities

The table below reflects the Trust’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2021.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Canadian Imperial Bank of Commerce	$–	$(12,307)	$(12,307)	$–	$–	$(12,307)

Goldman Sachs International	5,329	–	5,329	–	–	5,329

Total	$5,329	$(12,307)	$(6,978)	$–	$–	$(6,978)

20	Invesco High Income Trust II

Effect of Derivative Investments for the six months ended August 31, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$65,624
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(9,117)
Total	$56,507

    The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts

Average notional value	$2,412,809

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Trust to fund such deferred compensation amounts.

NOTE 6–Cash Balances and Borrowings

The Trust has entered into a $50 million credit agreement, which will expire on November 12, 2021. This credit agreement is secured by the assets of the Trust.

    During the six months ended August 31, 2021, the average daily balance of borrowing under the credit agreement was $30,550,000 with an average interest rate of 1.01%. The carrying amount of the Trust’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the credit agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

    Additionally, the Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

    The Trust is subject to certain covenants relating to the credit agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the credit agreement.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

    Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Trust had a capital loss carryforward as of February 28, 2021, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$3,929,212	$13,737,450	$17,666,662

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2021 was $65,743,206 and $67,781,022, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$3,282,167
Aggregate unrealized (depreciation) of investments	(920,118)
Net unrealized appreciation of investments	$2,362,049

    Cost of investments for tax purposes is $125,807,789.

21	Invesco High Income Trust II

NOTE 9–Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six Months Ended	Year Ended
	August 31,	February 28,
	2021	2021

Beginning shares	6,494,743	6,494,743

Shares issued through dividend reinvestment	1,632	–

Tender offer purchase	0	–

Ending shares	6,496,375	6,494,743

    The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10–Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2021:

Declaration Date	Amount per Share	Record Date	Payable Date

September 1, 2021	$0.0964	September 14, 2021	September 30, 2021

October 1, 2021	$0.0964	October 14, 2021	October 29, 2021

22	Invesco High Income Trust II

Approval of Investment Advisory and Sub-Advisory Contracts

At the meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of Invesco High Income Trust II (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end fund, including, but not limited to, leverage management and monitoring, evaluation, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, managed distribution program, and distribution rates, as well as shareholder relations activities. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Cap Index (Index). The Board noted that the Fund’s performance was in the third quintile of its performance universe for the one and three year periods and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one , three, and five year periods. The Board noted that the Fund’s security selection in certain industries and securities, as well as unsuccessful credit hedges, detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the

23	Invesco High Income Trust II

year, and noted the impact of a managed distribution plan implemented for the Fund in August 2018.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

    The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

24	Invesco High Income Trust II

DISTRIBUTION NOTICE

September 2021

INVESCO DYNAMIC CREDIT OPPORTUNITIES FUND – Common Shares – Cusip: 46132R104

INVESCO HIGH INCOME TRUST II – Common Shares – Cusip: 46131F101

INVESCO SENIOR INCOME TRUST – Common Shares – Cusip: 46131H107

Form 1099-DIV for the calendar year will report distributions for US federal income tax purposes. Each Fund’s annual report to shareholders will include information regarding the tax character of Fund distributions for the fiscal year. This Notice is sent to comply with certain U.S. Securities and Exchange Commission requirements.

    Effective October 1, 2020, the Board of Invesco Dynamic Credit Opportunities Fund (NYSE: VTA) approved a Managed Distribution Plan (the “VTA Plan”) for the Fund, whereby the Fund pays its monthly dividend to common shareholders at a stated fixed monthly distribution amount of $0.075 per share.

    Effective October 1, 2020, the Board of Invesco Senior Income Trust (NYSE: VVR) approved a Managed Distribution Plan (the “VVR Plan”) for the Fund, whereby the Fund pays its monthly dividend to common shareholders at a stated fixed monthly distribution amount of $0.021 per share.

    Effective August 1, 2018, the Board of Invesco High Income Trust II (NYSE: VLT) approved a Managed Distribution Plan (the “VLT Plan”) for the Fund, whereby the Fund increased its monthly dividend to common shareholders to a stated fixed monthly distribution amount based on a distribution rate of 8.5 percent of the closing market price per share as of August 1, 2018, the date the VLT Plan became effective. The VTA Plan, the VVR Plan and the VLT Plan are collectively referred to herein as the “Plans.”

    The following tables set forth the estimated amounts of the current distribution and the cumulative distributions paid this fiscal year to date from the sources indicated. Shareholders should not draw any conclusions about the Funds’ investment performance from the amount of this distribution or from the terms of the Plans. All amounts are expressed per common share. Each Fund estimates that it has distributed more than its income and net realized capital gains; therefore, a portion of your distribution is estimated to be a return of capital. A return of capital may occur, for example, when some or all of the money that shareholders invested in a Fund is paid back. A return of capital distribution does not necessarily reflect the Funds’ investment performance and should not be confused with “yield” or “income.” The amounts and sources of distributions reported in this 19(a) Notice are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend on each Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. Each Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

	September 2021
	Net Investment Income		Net Realized Capital Gains		Return of Principal (or Other Capital Source)		Total Current Distribution (common share)
Fund	Per Share Amount	% of Current Distribution	Per Share Amount	% of Current Distribution	Per Share Amount	% of Current Distribution
Invesco High Income Trust II	$0.0341	35.37%	$0.0000	0.00%	$0.0623	64.63%	$0.0964
Invesco Dynamic Credit Opportunities Fund	$0.0393	52.40%	$0.0000	0.00%	$0.0357	47.60%	$0.0750
Invesco Senior Income Trust	$0.0210	100.00%	$0.0000	0.00%	$0.0000	0.00%	$0.0210

	CUMULATIVE FISCAL YEAR-TO-DATE (YTD) August 31, 2021*
	Net Investment Income		Net Realized Capital Gains		Return of Principal (or Other Capital Source)		Total
Fund	Per Share Amount	% of 2021 Distribution	Per Share Amount	% of 2021 Distribution	Per Share Amount	% of 2021 Distribution	FYTD Distribution (common share)
Invesco High Income Trust II	$0.3944	68.19%	$0.0000	0.00%	$0.1840	31.81%	$0.5784
Invesco Dynamic Credit Opportunities Fund	$0.3329	73.98%	$0.0000	0.00%	$0.1171	26.02%	$0.4500
Invesco Senior Income Trust	$0.1175	93.25%	$0.0000	0.00%	$0.0085	6.75%	$0.1260
*

Form 1099-DIV for the calendar year will report distributions for federal income tax purposes. The final determination of the source and tax characteristics of all distributions in 2021 will be made after the end of the year.

    The monthly distributions are based on estimates and terms of each Fund’s Plan. Monthly distribution amounts may vary from these estimates based on a multitude of factors. Changes in portfolio and market conditions may cause deviations from estimates. These estimates should not be taken as indication of a Fund’s earnings and performance. The actual amounts and its sources may be subject to additional adjustments and will be reported after year end.

    Each Fund’s Performance and Distribution Rate Information disclosed in the table below is based on the Fund’s net asset value per share (NAV). Shareholders should take note of the relationship between the Fiscal Year-to-date Cumulative Total Return with the Fund’s Cumulative Distribution Rate and the Average Annual Total Return with the Fund’s Current Annualized Distribution Rate. Each Fund’s NAV is calculated as the total market value of all the securities and other assets held by the Fund minus the total liabilities, divided by the total number of shares outstanding. NAV performance may be indicative of a Fund’s investment performance. The value of a shareholder’s investment in each Fund is determined by the Fund’s market price, which is based on the supply and demand for the Fund’s shares in the open market.

25	Invesco High Income Trust II

Fund Performance and Distribution Rate Information:

	Fiscal Year-to-date March 1, 2021 to August 31, 2021			Five year period ending August 31, 2021
Fund	FYTD Cumulative Total Return[1]	Cumulative Distribution Rate[2]	Current Annualized Distribution Rate[3]	Average Annual Total Return[4]
Invesco High Income Trust II	3.91%	3.86%	7.73%	6.76%
Invesco Dynamic Credit Opportunities Fund	7.04%	3.64%	7.29%	7.42%
Invesco Senior Income Trust	5.21%	2.70%	5.41%	6.17%

[1]

Fiscal year-to-date Cumulative Total Return assumes reinvestment of distributions. This is calculated as the percentage change in the Fund’s NAV over the fiscal year-to-date time period including distributions paid and reinvested.

[2]

Cumulative Distribution Rate for the Fund’s current fiscal period (March 1, 2021 through August 31, 2021) is calculated as the dollar value of distributions in the fiscal year-to-date period as a percentage of the Fund’s NAV as of August 31, 2021.

[3]	The Current Annualized Distribution Rate is the current fiscal period’s distribution rate annualized as a percentage of the Fund’s NAV as of August 31, 2021.
[4]

Average Annual Total Return represents the compound average of the annual NAV Total Returns of the Fund for the five year period ending August 31, 2021. Annual NAV Total Return is the percentage change in the Fund’s NAV over a year including distributions paid and reinvested.

The Plans will be subject to periodic review by each Fund’s Board, and a Fund’s Board may terminate or amend the terms of its Plan at any time without prior notice to the Fund’s shareholders. The amendment or termination of a Fund’s Plan could have an adverse effect on the market price of such Fund’s common shares.

The amount of dividends paid by each Fund may vary from time to time. Past amounts of dividends are no guarantee of future payment amounts.

Investing involves risk and it is possible to lose money on any investment in the Funds.

For more information, call 1-800-341-2929.

About Invesco Ltd.

Invesco Ltd. is a global independent investment management firm dedicated to delivering an investment experience that helps people get more out of life. Our distinctive investment teams deliver a comprehensive range of active, passive and alternative investment capabilities. With offices in more than 20 countries, Invesco managed $1.5 trillion in assets on behalf of clients worldwide as of August 31, 2021.

For more information, visit www.invesco.com.

Invesco Distributors, Inc. is the US distributor for Invesco Ltd. It is an indirect, wholly owned, subsidiary of Invesco Ltd.

Note: There is no assurance that a closed-end fund will achieve its investment objective. Shares are bought on the secondary market and may trade at a discount or premium to NAV. Regular brokerage commissions apply.

NOT A DEPOSIT | NOT FDIC INSURED | NOT GUARANTEED BY THE BANK | MAY LOSE VALUE | NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

–Invesco–

26	Invesco High Income Trust II

Proxy Results

A Virtual Joint Annual Meeting (“Meeting”) of Shareholders of Invesco High Income Trust II (the “Fund”) was held on August 6, 2021. The Meeting was held for the following purposes:

(1). Election of Trustees by Common Shareholders.

The results of the voting on the above matter was as follows:

		Votes
Matter	Votes For	Withheld

(1). Jack M. Fields	4,469,607.18	139,354.81
Martin L. Flanagan	4,476,018.18	132,943.81
Elizabeth Krentzman	4,468,706.74	140,255.25
Robert C. Troccoli	4,443,540.00	165,421.99
James D. Vaughn	4,450,405.00	158,556.99

27	Invesco High Income Trust II

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information

The Trust provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form N-PORT filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-05769	VK-CE-HINC2-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

As of August 31, 2021, the following individuals are jointly and primarily responsible for the day-to-day management of the Trust:

•

Niklas Nordenfelt, CFA, Portfolio Manager, who has been responsible for the Trust since 2020 and has been associated with Invesco and/or its affiliates since 2020. Prior to 2020, he was associated with Wells Fargo Asset Management where he served as a Managing Director, Senior Portfolio Manager and Co-Head of US High Yield.

•	Rahim Shad, Portfolio Manager, who has been responsible for the Trust since 2021 and has been associated with Invesco and/or its affiliates since 2009.

•

Philip Susser, Portfolio Manager, who has been responsible for the Trust since 2021 and has been associated with Invesco and/or its affiliates since 2021. From 2001 to 2021, he was associated with Wells Fargo Asset Management where he served as a Senior Portfolio Manager and co-head of US High Yield.

Portfolio Manager Fund Holdings and Information on Other Managed Accounts

Invesco’s portfolio managers develop investment models which are used in connection with the management of certain Invesco Funds as well as other mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The ‘Investments’ chart reflects the portfolio managers’ investments in the Fund(s) that they manage and includes investments in the Fund’s shares beneficially owned by a portfolio manager, as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household). The ‘Assets Managed’ chart reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other registered investment companies; (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (performance-based fees), information on those accounts is specifically noted. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date.

Investments

The following information is as of August 31, 2021 (unless otherwise noted):

Portfolio Manager	Dollar Range of Investments in the Fund
Invesco High Income Trust II
Niklas Nordenfelt	None
Rahim Shad	None
Philip Susser	None

Assets Managed

The following information is as of August 31, 2021 (unless otherwise noted):

Portfolio Manager	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
	Invesco High Income Trust II
Niklas Nordenfelt	3	$3,983.8	9	$801.0	None	None
Rahim Shad	2	$1,106.8	2	$416.7	None	None
Philip Susser	2	$1,106.8	3	$519.2	None	None

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically,

portfolio managers who manage multiple Funds and/or other accounts may be presented with one or more of the following potential conflicts:

•

The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. The Adviser and each Sub-Adviser seek to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

•

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, the Adviser, each Sub-Adviser and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

•

The Adviser and each Sub-Adviser determine which broker to use to execute each order for securities transactions for the Funds, consistent with its duty to seek best execution of the transaction. However, for certain other accounts (such as mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Adviser and each Sub-Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

•

Finally, the appearance of a conflict of interest may arise where the Adviser or Sub-Adviser has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts for which a portfolio manager has day-to-day management responsibilities. None of the Invesco Fund accounts managed have a performance fee.

The Adviser, each Sub-Adviser, and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Description of Compensation Structure

For the Adviser and each Sub-Adviser

The Adviser and each Sub-Adviser seek to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive cash bonus opportunity and a deferred compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive Fund performance. The Adviser and each Sub-Adviser evaluate competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager’s compensation consists of the following three elements:

Base Salary. Each portfolio manager is paid a base salary. In setting the base salary, the Adviser and each Sub-Adviser’s intention is to be competitive in light of the particular portfolio manager’s experience and responsibilities.

Annual Bonus. The portfolio managers are eligible, along with other employees of the Adviser and each Sub-Adviser, to participate in a discretionary year-end bonus pool. The Compensation

Committee of Invesco Ltd. reviews and approves the firm-wide bonus pool based upon progress against strategic objectives and annual operating plan, including investment performance and financial results. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).

Each portfolio manager’s compensation is linked to the pre-tax investment performance of the Funds/accounts managed by the portfolio manager as described in Table 1 below.

Table 1

Sub-Adviser	Performance time period[1]
Invesco [2] Invesco Deutschland Invesco Hong Kong[2] Invesco Asset Management Invesco India Invesco Listed Real Assets Division[2]	One-, Three- and Five-year performance against Fund peer group

Invesco Senior Secured2, [3] Invesco Capital2,[4]	Not applicable

Invesco Canada[2]	One-year performance against Fund peer group Three- and Five-year performance against entire universe of Canadian funds

Invesco Japan	One-, Three- and Five-year performance

High investment performance (against applicable peer group and/or benchmarks) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.

With respect to Invesco Capital, there is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers.

Deferred / Long Term Compensation. Portfolio managers may be granted a deferred compensation award based on a firm-wide bonus pool approved by the Compensation Committee of Invesco Ltd. Deferred compensation awards may take the form of annual deferral awards or long-term equity awards. Annual deferral awards may be granted as an annual stock deferral award or an annual fund deferral award. Annual stock deferral awards are settled in Invesco Ltd. common shares. Annual fund deferral awards are notionally invested in certain Invesco Funds selected by the Portfolio Manager and are settled in cash. Long-term equity awards are settled in Invesco Ltd. common shares. Both annual deferral awards and long-term equity awards have a four-year ratable vesting schedule. The vesting period aligns the interests of the Portfolio Managers with the long-term interests of clients and shareholders and encourages retention.

[1]	Rolling time periods based on calendar year-end.
[2]	Portfolio Managers may be granted an annual deferral award that vests on a pro-rata basis over a four-year period.
[3]	Invesco Senior Secured’s bonus is based on annual measures of equity return and standard tests of collateralization performance.
[4]	Portfolio Managers for Invesco Capital base their bonus on Invesco results as well as overall performance of Invesco Capital.

Retirement and health and welfare arrangements. Portfolio managers are eligible to participate in retirement and health and welfare plans and programs that are available generally to all employees.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 21, 2021, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 21, 2021, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

13(c)	Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the Section 19(a) notices to shareholders are attached thereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco High Income Trust II

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2021

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2021

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 4, 2021